Consolidated Statement of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ (72)	$ 17
Due from related parties	(56)	26
Materials and supplies (Note 9)	(2)	1
Prepaid expenses and other assets (Note 9)	(5)	(3)
Other long-term assets (Note 13)	1	(3)
Accounts payable	22	(3)
Accrued liabilities (Note 14)	67	49
Due to related parties	(3)	(73)
Accrued interest (Note 14)	(5)	7
Long-term accounts payable and other long-term liabilities (Note 15)	8	1
Post-retirement and post-employment benefit liability	39	50
Changes in non-cash balances related to operations, Total	(6)	69
Capital Expenditure [Abstract]
Capital investments in property, plant and equipment	(1,986)	(1,963)
Capital investments in intangible assets	(122)	(141)
Capital Investments	(2,108)	(2,104)
Capitalized depreciation and net change in accruals included in capital investments in property, plant and equipment	44	55
Net change in accruals included in capital investments in intangible assets	2	(1)
Net change in accruals included in capital investments	46	54
Cash outflow for capital expenditures – property, plant and equipment	(1,942)	(1,908)
Cash outflow for capital expenditures – intangible assets	(120)	(142)
Cash outflow for capital expenditures	(2,062)	(2,050)
Net interest paid	517	500
Income taxes paid	$ 33	$ 20